Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 1,710,988	$ 3,917,393	$ 7,411,526	$ 10,849,875	$ 14,022,628	$ 12,214,556
Cost of revenues	1,999,395	3,931,279	7,925,747	11,405,113	14,987,245	12,393,089
Gross loss	(288,407)	(13,886)	(514,221)	(555,238)	(964,617)	(178,533)
Operating Expenses:
General and administrative (including stock-based compensation of $4,287,236, and $6,645,891, respectively)	1,408,391	2,746,783	6,307,798	7,956,830	10,752,048	11,597,173
Sales and marketing	300,072	83,310	676,081	632,380	687,785	573,881
Research and development	39,327	37,959	189,295	107,901	162,152	160,858
Total operating expenses	1,747,790	2,868,052	7,173,174	8,697,111	11,601,985	12,331,912
Operating loss	(2,036,197)	(2,881,938)	(7,687,395)	(9,252,349)	(12,566,602)	(12,510,445)
Other expense (income):
Interest expense				79,314	167,054	103,615
Other income	(70,148)	(56)	(166,519)	(176)	(221)	(116)
Total other expense	(70,148)	(56)	(166,519)	79,138	166,833	103,499
Loss before provision for income taxes	(1,966,049)	(2,881,882)	(7,520,876)	(9,331,487)	(12,733,435)	(12,613,944)
Provision for income taxes						2,464
Net Loss	(1,966,049)	(2,881,882)	(7,520,876)	(9,331,487)	(12,733,435)	(12,616,408)
Deemed dividend from warrant exchange offer		(540,255)		(540,255)	(540,255)
Cumulative preferred stock dividends		18,708		78,163	(109,303)	(46,587)
Net Loss to common stockholders	$ (1,966,049)	$ (3,440,845)	$ (7,520,876)	$ (9,949,905)	$ (13,382,993)	$ (12,662,995)
Weighted average shares outstanding - Basic	3,334,744	78,523	2,659,129	71,791	279,201	28,119
Weighted average shares outstanding - Diluted	3,334,744	78,523	2,659,129	71,791	279,201	28,119
Net loss per share - Basic	$ (0.59)	$ (43.82)	$ (2.83)	$ (138.60)	$ (47.93)	$ (450.34)
Net loss per share - Diluted	$ (0.59)	$ (43.82)	$ (2.83)	$ (138.60)	$ (47.93)	$ (450.34)